Basis of preparation	6 Months Ended
Jun. 30, 2026
Basis of preparation
Basis of preparation

2Basis of preparation

2.1Statement of compliance

These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting and do not include all the information required for full annual consolidated financial statements. Accordingly, certain information and disclosures normally included in the annual financial statements prepared in accordance with IFRS Accounting Standards, as issued by the IASB have been omitted or condensed. Selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the financial position and performance of the Group since the last annual consolidated financial statements as at and for the year ended December 31, 2025.

2.2Basis of measurement

These unaudited condensed consolidated interim financial statements have been prepared on the historical cost basis except for:

●	cash-settled share-based payment arrangements measured at fair value on grant and re-measurement dates;
●	equity-settled share-based payment arrangements measured at fair value on the grant date; and
●	derivative financial assets and derivative financial liabilities measured at fair value.

2.3Functional currency

These unaudited condensed consolidated interim financial statements are presented in United States Dollars (“$” or “US Dollars” or “USD”), which is also the functional currency of the Company. All financial information presented in US Dollars has been rounded to the nearest thousand, unless indicated otherwise. Refer to note 7 for foreign exchange effects related to the Zimbabwe Gold (“ZiG”).